5. Photofile Asset Purchase Agreement (Sept. 2018 Note)	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
5. Photofile Asset Purchase Agreement

5.	PHOTO FILE ASSET PURCHASE AGREEMENT

On October 11, 2018, the Company entered into an Asset Purchase Agreement with Photo File, Inc., a New York corporation, along with its related company Sportphotos.com (collectively, the “Seller”) and Charles Singer, its CEO and principal shareholder. (See Note 13).

In connection with the above agreement, the Company has advanced $865,000 to the Seller as of September 30, 2018 toward the purchase price of the Asset Purchase Agreement. The advance is reported as a deposit on acquisition as of September 30, 2018 in the consolidated balance sheet.